RELATED PARTIES (Details)	12 Months Ended
	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Yehuda Kahane [Member]
Related Party Transaction [Line Items]
Related party transaction monthly expense		$ 4,800
Aggregate amounts paid		70,000	$ 69,000	$ 64,000
ILS [Member] | Yehuda Kahane [Member]
Related Party Transaction [Line Items]
Related party transaction monthly expense | ₪	₪ 15,000
Izzy Sheratzky Member
Related Party Transaction [Line Items]
Related party transaction monthly expense	₪ 225,000	$ 64,000
Notice required to terminate agreement	180 days	180 days
Eyal Sheratzky Member
Related Party Transaction [Line Items]
Related party transaction monthly expense	₪ 175,000	$ 50,000
Related Party Transaction Value Added Tax	125,000	36,000
Nir Sheratzky Member
Related Party Transaction [Line Items]
Related party transaction monthly expense	175,000	50,000
Tzivtit Insurance [Member]
Related Party Transaction [Line Items]
Related Party Expenses From Third Party		115,000	114,000	$ 130,000
Tzivtit Insurance [Member] | ILS [Member]
Related Party Transaction [Line Items]
Related Party Expenses From Third Party | ₪	₪ 387,000
Tzivtit Insurance [Member] | Basic Insurance Policies [Member]
Related Party Transaction [Line Items]
Payments for insurance policies		502,000	455,000
Tzivtit Insurance [Member] | Directors And Officers Liability Insurance [Member]
Related Party Transaction [Line Items]
Payments for insurance policies		$ 870,000	$ 963,000